                                                             File Nos. 333-71813
                                                                       811-09223


     As filed with the Securities and Exchange Commission on February 7, 2013



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. ___          /   /
                                                                     ---
                           Post-Effective Amendment No. 27           / X /
                                                                     ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 29                          / X /
                                                                     ---
                        (Check appropriate box or boxes)

                           PIONEER STRATEGIC INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         _X_     immediately upon filing pursuant to paragraph (b)
         ___     on [date] pursuant to paragraph (b)
         ___     60 days after filing pursuant to paragraph (a)(1)
         ___     on [date] pursuant to paragraph (a)(1)
         ___     75 days after filing pursuant to paragraph (a)(2)
         ___     on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 7th day of February, 2013.

                                             PIONEER STRATEGIC INCOME FUND



                                          By:/s/ Daniel K. Kingsbury
                                             Daniel K. Kingsbury
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on February 7, 2013:

        Signature                       Title

        John F. Cogan, Jr.*             President (Principal
        John F. Cogan, Jr.              Executive Officer) and
                                        Trustee


        Mark E. Bradley*                Treasurer (Principal Financial and
        Mark E. Bradley                 Accounting Officer)



        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


        /s/Daniel K. Kingsbury          Executive Vice President
        Daniel K. Kingsbury             and Trustee


        Thomas J. Perna*                Chairman of the Board
        Thomas J. Perna                 and Trustee


        Marguerite A. Piret*            Trustee
        Marguerite A. Piret


        Stephen K. West*                Trustee
        Stephen K. West


*By:     /s/ Daniel K. Kingsbury            Dated: February 7, 2013
         Daniel K. Kingsbury
         Attorney-in-fact

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                                 EXHIBIT INDEX

       Index Number        Description of Index

       EX-101.INS          XBRL Instance Document

       EX-101.SCH          XBRL Taxonomy Extension Schema Document

       EX-101.CAL          XBRL Taxonomy Extension Calculation Document

       EX-101.DEF          XBRL Taxonomy Extension Definition Document

       EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase

       EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase